DEBT - NJR SHORT-TERM DEBT (Details)	Apr. 24, 2020 USD ($)	Oct. 09, 2019 USD ($)	Dec. 05, 2018 USD ($)	Dec. 05, 2018 USD ($) Mutual_option	Dec. 05, 2018 USD ($) lease	Oct. 24, 2020 USD ($)	Sep. 30, 2020 USD ($) debt_instrument	Dec. 13, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 25, 2018 USD ($)
Short-term Debt [Line Items]
Short-term debt							$ 125,350,000		$ 25,450,000
Bridge Loan
Short-term Debt [Line Items]
Note purchase agreement amount		$ 350,000,000
Bridge Loan | Debt Instrument, Interest Rate, First 180 Days
Short-term Debt [Line Items]
Basis spread on variable rate		0.875%
Bridge Loan | Debt Instrument, Interest Rate, After 180 Days
Short-term Debt [Line Items]
Basis spread on variable rate		1.075%
NJR | Letters of Credit on Behalf of NJRES
Short-term Debt [Line Items]
Number of debt instruments (in debt instruments) | debt_instrument							7
Letters of credit outstanding, amount							$ 10,300,000		4,800,000
NJR | Bank revolving credit facilities
Short-term Debt [Line Items]
Debt instrument, term	364 days
Line of credit facility, maximum borrowing capacity	$ 250,000,000		$ 425,000,000	$ 425,000,000	$ 425,000,000					$ 425,000,000
Number of mutual options				2	2
Number of mutual options, extension period			1 year
Line of credit facility, maximum borrowing capacity, incremental increase			$ 50,000,000	$ 50,000,000	$ 50,000,000
Line of credit facility, maximum borrowing capacity, maximum increase			$ 250,000,000	$ 250,000,000	$ 250,000,000
NJR | Credit Facilities Due April 2021 | Bank revolving credit facilities
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity							$ 250,000,000	$ 150,000,000	$ 0
NJR | Credit Facilities Due April 2021 | Bank revolving credit facilities | Subsequent Event
Short-term Debt [Line Items]
Short-term debt						$ 0